Income Taxes Unrecognized Tax Benefits Table (Details) - Orbitz $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 3,569
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	0
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(209)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(12)
Unrecognized Tax Benefits	$ 3,348